DERIVATIVES AND HEDGING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES

NOTE 10 — DERIVATIVES AND HEDGING ACTIVITIES

As a large global organization, we face exposure to market risks, such as fluctuations in foreign currency exchange rates and interest rates. To manage the volatility relating to these exposures, we enter into various derivative instruments from time to time under our risk management policies. We designate derivative instruments as hedges on a transactional basis to support hedge accounting. The changes in fair value of these hedging instruments offset in part or in whole corresponding changes in the fair value or cash flows of the underlying exposures being hedged. We assess the initial and ongoing effectiveness of our hedging relationships in accordance with our policy. We do not purchase, hold or sell derivative financial instruments for trading purposes. Our practice is to terminate derivative transactions if the underlying asset or liability matures or is sold or terminated, or if we determine the underlying forecasted transaction is no longer probable of occurring.

Derivative Positions Summary

The following table details the fair value of our derivative instruments, which are included as a part of our other non-current assets, other current liabilities and other non-current liabilities in our Condensed Consolidated Balance Sheets.

(in millions)	September 30, 2021	December 31, 2020
Derivatives designated as hedging instruments:
Derivative assets
Cross currency swaps	$6.6	$—
Total derivative assets	$6.6	$—
Derivative liabilities
Interest rate swaps	$—	$(20.8)
Interest rate caps	(0.8)	—
Cross currency swaps	(11.3)	—
Total derivative liabilities	$(12.1)	$(20.8)
Derivatives not designated as hedging instruments:
Derivative liabilities
Interest rate swaps	$(14.8)	$—
Total derivative liabilities	$(14.8)	$—

Our derivatives consist of the following:

(in millions)	Notional Amount	Original Maturity in Months
Floating to fixed interest rate swap(1) (2)	$720.0	60
Fixed to floating interest rate swap(2)	$720.0	36
U.S. dollar to Euro currency swap	$500.0	60
U.S. dollar floating to Euro fixed interest rate swap	$500.0	60
U.S. dollar interest rate cap	$650.0	36

(1)	The notional amount is reduced to $315.0 million at month 48.
(2)	In connection with our debt refinancing in 2021, we entered into a fixed to floating interest rate swap to offset the existing floating to fixed interest rate swap.

Foreign Currency Forward Contracts Designated as Cash Flow Hedges

The primary purpose of our cash flow hedging activities is to manage the potential changes in value associated with the amounts receivable or payable on equipment and raw material purchases that are denominated in foreign currencies in order to minimize the impact of changes in foreign currencies. We record gains and losses on foreign currency forward contracts qualifying as cash flow hedges in other comprehensive income (loss) to the extent the hedges are effective and until we recognize the underlying transactions in net income (loss), at which time we recognize these gains and losses in Other (income) expense, net on our Condensed Consolidated Statements of Operations. Cash flows from derivative financial instruments are classified as cash flows from investing activities in the Condensed Consolidated Statements of Cash Flows. These contracts generally have original maturities of less than 12 months. As of September 30, 2021 and December 31, 2020, there were no foreign currency forward contracts designated as cash flow hedges.

Interest Rate Swap and Cross Currency Contracts Designated as Cash Flow Hedges

In connection with entering into the New Senior Secured Credit Facilities and issuing the 2021 Senior Notes, we also entered into a series of derivative agreements to manage the impacts of fluctuations in interest rates and currency exchange rates on a portion of the Company’s floating-rate and U.S. dollar denominated debt.

We record gains and losses on the interest rate and cross currency swap contracts that qualify as cash flow hedges in other comprehensive income (loss), net of tax to the extent the hedges are effective and until we recognize the underlying transactions in net income (loss), at which time we recognize these gains and losses in Other expense (income), net on our Condensed Consolidated Statements of Operations. Cash flows from derivative financial instruments are classified as cash flows from investing activities in the Condensed Consolidated Statements of Cash Flows.

Net unrealized after-tax loss related to these contracts that were included in other comprehensive income was $14.8 million and $17.8 million for the nine months ended September 30, 2021 and September 30, 2020, respectively. The unrealized amounts in other comprehensive income will fluctuate based on changes in the fair value of open contracts during each reporting period.

We estimate that $3.0 million of net unrealized after-tax derivative loss included in accumulated other comprehensive income (“AOCI”) will be reclassified into Other (income) expense, net, on the Condensed Consolidated Statement of Operations within the next twelve months.

Interest Rate Swap Contracts Not Designated as Hedges

In connection with entering into the New Senior Secured Credit Facilities and issuing the 2021 Senior Notes, we entered into a fixed to floating interest rate swap to offset the existing floating to fixed interest rate swap, and the existing swap was also then de-designated as a cash flow hedge. As a result of the contract de-designation, the net unrealized after-tax derivative loss included in AOCI of $13.1 million will be reclassified into Interest expense on the Condensed Consolidated Statement of Operations over the remaining life of the derivative contract. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings.

Effect of all Derivative Instruments on Income

The following table details the effect of our derivative instruments on our Condensed Consolidated Statements of Operations:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Cash flow hedges:
Foreign currency forward contracts(1)	$—	$—	$—	$0.5
Interest rate swaps(1)	2.3	(2.2)	6.8	(3.1)
Total	$2.3	$(2.2)	$6.8	$(2.6)
(1)	Amounts recognized on the foreign currency forward contracts and interest rate swaps were included in Other (income) expense during the three and nine months ended September 30, 2021 and September 30, 2020.

NOTE 12 — DERIVATIVES AND HEDGING ACTIVITIES

As a large global organization, we face exposure to market risks, such as fluctuations in foreign currency exchange rates and interest rates. To manage the volatility relating to these exposures, we enter into various derivative instruments from time to time under our risk management policies. We designate derivative instruments as hedges on a transactional basis to support hedge accounting. The changes in fair value of these hedging instruments offset in part or in whole corresponding changes in the fair value or cash flows of the underlying exposures being hedged. We assess the initial and ongoing effectiveness of our hedging relationships in accordance with our policy. We do not purchase, hold or sell derivative financial instruments for trading purposes. Our practice is to terminate derivative transactions if the underlying asset or liability matures or is sold or terminated, or if we determine the underlying forecasted transaction is no longer probable of occurring.

Foreign Currency Forward Contracts Designated as Cash Flow Hedges

The primary purpose of our cash flow hedging activities is to manage the potential changes in value associated with the amounts receivable or payable on equipment and raw material purchases that are denominated in foreign currencies in order to minimize the impact of change in foreign currencies. We record gains and losses on foreign currency forward contracts qualifying as cash flow hedges in other comprehensive income (loss) to the extent the hedges are effective and until we recognize the underlying transactions in net income (loss), at which time we recognize these gains and losses in Other expense (income), net on our Consolidated

Statements of Operations. Cash flows from derivative financial instruments are classified as cash flows from investing activities in the Consolidated Statement of Cash Flows. These contracts generally have original maturities of less than 12 months. The fair value of our foreign currency forward asset is $0.2 million at December 31, 2019 and is included as part of our Prepaid expenses and other current assets in our Consolidated Balance Sheets. The fair value of our foreign currency forward liability is $2.2 million at December 31, 2019 and is included as part of Other current liabilities in our Consolidated Balance Sheets. As of December 31, 2020 there were no foreign currency forward contacts designated as cash flow hedges.

Interest Rate Swap Contracts Designated as Cash Flow Hedges

During August 2019, the Company entered in a series of interest rate swaps with a notional amount of $720 million. The primary purpose of our cash flow hedging activities is to manage the potential adverse fluctuations in interest rates by reducing our exposure to variability in cash flows on a portion of the Company’s floating-rate debt. We record gains and losses on the Interest Rate Swap contracts that qualify as cash flow hedges in other comprehensive income (loss), net of tax to the extent the hedges are effective and until we recognize the underlying transactions in net income (loss), at which time we recognize these gains and losses in Other expense (income), net on our Consolidated Statements of Operations. Cash flows from derivative financial instruments are classified as cash flows from investing activities in the Consolidated Statement of Cash Flows. These contracts have original maturities of 60 months. The short and long term fair value of our interest rate swap is $(20.8) million as of December 31, 2020, and is included as a part of our other current liabilities and other non-current liabilities in our Consolidated Balance Sheets. The short and long term fair value of our interest rate swap is $6.5 million as of December 31, 2019, and is included as part of our prepaid expenses and other current assets and other non-current assets in our Consolidated Balance Sheets.

Net unrealized after-tax loss related to these contracts that were included in other comprehensive income was $15.6 million for the year ended December 31, 2020. The unrealized amounts in other comprehensive income will fluctuate based on changes in the fair value of open contracts during each reporting period.

We estimate that $6.6 million of net unrealized after-tax derivative loss included in accumulated other comprehensive income (AOCI) will be reclassified into earnings within the next twelve months.

Fair Value of Derivative Instruments

See Note 13 for a discussion of the inputs and valuation techniques used to determine the fair value of our outstanding derivative instruments. The following table details the fair value of our derivative instruments included in the Consolidated Balance Sheets:

	December 31,	December 31,
(in millions)	2020	2019
Derivative assets
Foreign currency forward contracts	$—	$0.2
Interest rate swaps	—	6.5
Total derivative assets	$—	$6.7
Derivative liabilities
Foreign currency forward contracts	$—	$(2.2)
Interest rate swaps	(20.8)	—
Total derivative liabilities	$(20.8)	$(2.2)

The following table details the effect of our derivative instruments on our Consolidated Statements of Operations:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Derivatives designated as hedging instruments:
Cash flow hedges:
Foreign currency forward contracts(1)	$0.5	$0.2	$0.5
Interest rate swaps(1)	(5.3)	—	—
Total	$(4.8)	$0.2	$0.5
(1)	Amounts recognized on the foreign currency forward contracts and interest rate swaps were included in other (income) expense during the year ended December 31, 2020 and December 31, 2019.